EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

21  – EQUITY

21.1        Number of shares:

	Number of subscribed, paid-in and voting shares
Series	2023	2022
A	473,289,301	473,289,301
B	473,281,303	473,281,303

21.1.1     Capital:

	Paid-in and subscribed capital
Series	2023	2022
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

21.1.2     Rights of each series:

●	Series A: Elect 12 of the 14 Directors.
●	Series B: Receive an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

21.2        Dividend policy

Under Chilean law, we must distribute cash dividends equivalent to at least 30% of our annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company shall not be legally obligated to distribute dividends from accumulated earnings, unless approved by the General Shareholders Meeting. At the General Shareholders’ Meeting held in April 2023, shareholders agreed to pay out of the 2022 earnings a final dividend additional  to the 30% required by Chile’s Law on Corporations and an eventual final dividend, which were paid on May 9, 2023 and May 26, 2023, respectively.

The dividends declared and/or paid per share are presented below:

Approval-Payment		Dividend	Profits imputable	CLP	CLP
Periods		type	to dividends	Series A	Series B
04.15.2021	05.28.2021	Final	2020 Earnings	26.00	28.60
04.15.2021	08.27.2021	Additional	2020 Earnings	26.00	28.60
09.28.2021	10.29.2021	Interim	2021 Earnings	29.00	31.90
12.21.2021	01.28.2022	Interim	2021 Earnings	29.00	31.90
04.13.2022	04.26.2022	Final	Accumulated Earnings	189.00	207.9
07.27.2022	08.26.2022	Interim	2022 Earnings	29.00	31.90
09.28.2022	10.28.2022	Interim	2022 Earnings	29.00	31.90
12.27.2022	01.27.2023	Interim	2022 Earnings	29.00	31.90
04.20.2023	05.09.2023	Final	2022 Earnings	29.00	31.90
04.20.2023	05.26.2023	Final	Accumulated earnings	50.00	55.00
07.25.2023	08.25.2023	Interim	2023 Earnings	29.00	31.90
09.27.2023	10.26.2023	Interim	2023 Earnings	29.00	31.90
12.28.2023	01.25.2024	Interim	2023 Earnings	32.00	35.20

21.3        Other reserves

The balance of other reserves includes the following:

Concept	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(556,832,899)	(495,483,366)	(441,580,088)
Cash flow hedge reserve	(24,064,386)	(62,344,501)	50,603,698
Reserve for employee benefit actuarial gains or losses	(6,013,183)	(7,776,316)	(4,885,926)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(153,758,842)	(132,452,557)	37,289,310

21.3.1     Polar acquisition

This amount corresponds to the difference between the valuation at fair value of the issuance of shares of Embotelladora Andina S.A. and the book value of the paid capital of Embotelladoras Coca-Cola Polar S.A., which was finally the value of the capital increase notarized in legal terms.

21.3.2     Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts are expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 22).

21.3.3     Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial gains or losses that according to IAS 19 amendments must be carried to other comprehensive income.

21.3.4     Legal and statutory reserves

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled CLP 5,435,538 thousand as of December 31, 2009.

21.3.5     Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the Consolidated Financial Statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment accounted for using the equity method, Translation reserves are detailed as follows:

Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Brazil	(106,141,988)	(140,762,397)	(167,447,389)
Argentina	(464,946,783)	(360,988,849)	(294,696,228)
Paraguay	14,255,872	6,267,880	20,563,529
Total	(556,832,899)	(495,483,366)	(441,580,088)

The movement of this reserve for the periods ended on the dates indicated below, is detailed as follows:

Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Brazil	34,620,409	26,684,992	36,210,003
Argentina	(103,957,934)	(66,292,621)	(3,363,826)
Paraguay	7,987,992	(14,295,649)	43,070,221
Total	(61,349,533)	(53,903,278)	75,916,398

21.3.6     Consolidated statements of comprehensive income

The detail of the comprehensive income and expense for the periods ended on the dates indicated below, is detailed as follows:

	Gross
Balance as of 2023	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	52,472,352	(14,183,004)	38,289,348
Exchange rate translation differences (1)	(98,844,581)	37,650,601	(61,193,980)
Benefit related to defined benefit plans	2,381,650	(643,045)	1,738,605
Total Comprehensive income as of December 31, 2022	(43,990,579)	22,824,552	(21,166,027)

	Gross
Balance as of 2022	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	(155,206,655)	42,276,806	(112,929,849)
Exchange rate translation differences (1)	(78,009,918)	23,777,899	(54,232,019)
Benefit related to defined benefit plans	(3,960,084)	1,069,223	(2,890,861)
Total Comprehensive income as of December 31, 2022	(237,176,657)	67,123,928	(170,052,729)

	Gross
Balance as of 2021	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	104,232,055	(28,944,992)	75,287,063
Exchange rate translation differences (1)	98,973,862	(22,103,267)	76,870,595
Benefit related to defined benefit plans	(357,840)	96,617	(261,223)
Total Comprehensive income as of December 31, 2021	202,848,077	(50,951,642)	151,896,435

(1)These concepts will be reclassified to the statements of income when it is settled.

The movement of comprehensive income and expense is as follows:

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2023:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	52,393,210	(98,844,581)	6,374,693
Deferred taxes	(14,113,095)	37,650,601	(1,721,167)
Reclassification to the result by function	9,233	—	—
Remeasurement of defined benefit plan	—	—	(2,914,921)
Total Changes in Equity	38,289,348	(61,193,980)	1,738,605
Equity attributable to owners of the parent	38,280,115	(61,349,533)	1,763,133
Non-Controlling interests	9,233	155,553	(24,528)
Total Changes in equity as of December 31, 2023	38,289,348	(61,193,980)	1,738,605

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2022:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(155,007,121)	(78,009,918)	(3,617,931)
Deferred taxes	43,070,637	23,777,899	976,841
Reclassification to the result by function	(993,365)	—	—
Remeasurement of defined benefit plan	—	—	(249,771)
Total Changes in Equity	(112,929,849)	(54,232,019)	(2,890,861)
Equity attributable to owners of the parent	(112,948,199)	(53,903,278)	(2,890,390)
Non-Controlling interests	18,350	(328,741)	(471)
Total Changes in equity as of December 31, 2022	(112,929,849)	(54,232,019)	(2,890,861)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2021:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	102,529,128	98,973,862	3,026,996
Deferred taxes	(28,469,748)	(22,103,267)	(817,289)
Reclassification to the result by function	1,227,683	—	—
Remeasurement of defined benefit plan	—	—	(2,470,930)
Total Changes in Equity	75,287,063	76,870,595	(261,223)
Equity attributable to owners of the parent	75,323,231	75,916,398	(222,733)
Non-Controlling interests	(36,168)	954,197	(38,490)
Total Changes in equity as of December 31, 2021	75,287,063	76,870,595	(261,223)

21.4        Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties. This account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2023	2022	2021	2023	2022	2021	2023	2022	2021
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,516	36,451	33,794	4,067	6,410	3,463
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,735	4,346	3,761	(243)	(5)	326
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	6,421,855	6,177,360	6,331,726	1,023,763	988,416	885,010
Vital S.A.	35.0000	35.0000	35.0000	9,518,527	8,848,927	8,056,551	579,391	923,228	499,923
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,391,066	2,216,115	2,041,837	168,407	198,195	130,522
Envases Central S.A.	40.7300	40.7300	40.7300	7,491,638	6,669,936	5,738,008	758,514	999,807	750,192
Re-Ciclar S.A.*	40.0000	40.0000	40.0000	8,845,550	4,189,373	3,064,078	536,178	(154,706)	64,082
Total				34,694,887	28,142,508	25,269,755	3,070,077	2,961,345	2,333,518

The following tables presents summarized information regarding the Company´s subsidiaries that have non-controlling interest:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.	S.A.
December 31,2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	79,240,262	9,149,013	81,710,657	29,670,457	7,064,594	20,446,648	6,613,813
Total non-current assets	186,371,255	9,397,856	277,112,895	19,914,658	5,272,662	21,015,727	26,500,107
Total current liabilities	105,077,757	4,907,443	44,297,696	20,549,744	5,061,919	16,775,490	1,596,354
Total non-current liabilities	22,626,937	561,677	18,552,180	1,839,580	137,827	6,293,557	9,403,691
Net sales	445,970,004	22,146,635	223,840,648	80,683,367	22,338,380	92,778,313	—
Net Income	23,848,440	(1,388,032)	47,183,699	1,655,403	502,706	1,862,293	1,340,445

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.	S.A.
December 31,2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	132,214,927	16,481,794	72,297,644	27,190,771	7,326,742	22,918,372	14,595,558
Total non-current assets	243,866,619	11,897,459	269,314,097	19,346,711	5,516,881	22,057,335	5,626,492
Total current liabilities	138,653,369	6,679,478	40,454,954	20,026,609	6,073,685	21,712,326	382,408
Total non-current liabilities	23,668,595	915,427	16,451,513	1,228,226	154,669	6,887,495	9,366,211
Net sales	664,003,032	37,915,166	212,339,131	85,067,864	22,026,721	100,227,739	—
Net Income	37,589,788	(25,095)	45,554,603	2,637,795	591,626	2,454,710	(386,764)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.	S.A.
December 31,2021	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	107,589,399	13,197,912	64,121,536	25,441,586	5,575,990	17,976,170	4,135,677
Total non-current assets	209,051,488	11,865,984	279,148,198	16,832,859	5,789,335	20,945,892	3,560,269
Total current liabilities	98,942,717	6,210,788	34,207,817	17,498,997	4,934,841	20,091,524	35,751
Total non-current liabilities	19,520,634	868,253	17,242,154	1,756,730	335,449	4,742,707	-
Net sales	517,466,510	30,750,914	169,216,180	64,513,412	16,005,176	77,475,816	-
Net Income	20,307,709	1,558,476	40,788,801	1,428,350	389,619	1,841,867	160,195

21.5        Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the weighted average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

Earnings per share	12.31.2023
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	81,639,457	89,801,954	171,441,410
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	172.49	189.74	181.12

Earnings per share	12.31.2022
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	59,761,287	65,736,355	125,497,642
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	126.27	138.89	132.58

Earnings per share	12.31.2021
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	73,666,409	81,031,741	154,698,150
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	155.65	171.21	163.43